Summary of certificates of deposit by maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposit Liabilities [Line Items]
2013	$ 5,617,372
2014	1,227,264
2015	982,715
2016	486,259
2017	516,460
2018 and thereafter	80,639
Total certificates of deposit	$ 8,910,709	$ 10,710,040